Income taxes (Schedule of Income Tax Components) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current taxes	$ (10,269)	$ (1,373)	$ (577)
Deferred taxes	16,627	0	0
Total	6,358	(1,373)	(577)
Domestic
Total	6,487	(1,025)	(632)
Foreign
Total	$ (129)	$ (348)	$ 55